Shareholder Report, Average Annual Return (Details)	3 Months Ended	12 Months Ended	15 Months Ended	20 Months Ended	39 Months Ended	41 Months Ended	44 Months Ended	49 Months Ended	52 Months Ended	60 Months Ended	61 Months Ended	68 Months Ended		79 Months Ended	80 Months Ended	93 Months Ended	99 Months Ended	103 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000170217
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Millennial Consumer ETF
C000170216
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Aging Population ETF
C000171853
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Robotics & Artificial Intelligence ETF
C000171851
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X FinTech ETF
C000171852
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Internet of Things ETF
C000178804
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X U.S. Infrastructure Development ETF
C000198888
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Autonomous & Electric Vehicles ETF
C000198548
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Artificial Intelligence & Technology ETF
C000203266
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Genomics & Biotechnology ETF
C000210838
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Cloud Computing ETF
C000214548
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Thematic Growth ETF
C000214539
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Video Games & Esports ETF
C000214985
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Cybersecurity ETF
C000220776
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Telemedicine & Digital Health ETF
C000222117
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X CleanTech ETF
C000222332
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Data Center & Digital Infrastructure ETF
C000226290
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Clean Water ETF
C000228454
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X AgTech & Food Innovation ETF
C000228456
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Blockchain ETF
C000228457
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Hydrogen ETF
C000229136
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Solar ETF
C000229137
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Wind Energy ETF
C000241147
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X PropTech ETF
C000243865
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Defense Tech ETF
C000249893
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Infrastructure Development ex-U.S. ETF
Without Sales Load [Member] | C000170217
Average Annual Return [Line Items]
Average Annual Return, Percent		43.42%								13.25%								14.68%
Without Sales Load [Member] | C000170216
Average Annual Return [Line Items]
Average Annual Return, Percent		19.41%								7.02%									9.82%
Without Sales Load [Member] | C000171853
Average Annual Return [Line Items]
Average Annual Return, Percent		25.81%								9.43%							10.76%
Without Sales Load [Member] | C000171851
Average Annual Return [Line Items]
Average Annual Return, Percent		52.18%								3.40%							11.22%
Without Sales Load [Member] | C000171852
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%								10.27%							12.11%
Without Sales Load [Member] | C000178804
Average Annual Return [Line Items]
Average Annual Return, Percent		46.08%								22.03%						16.19%
Without Sales Load [Member] | C000198888
Average Annual Return [Line Items]
Average Annual Return, Percent		3.65%								11.87%					8.45%
Without Sales Load [Member] | C000198548
Average Annual Return [Line Items]
Average Annual Return, Percent		30.58%								17.86%				16.03%
Without Sales Load [Member] | C000203266
Average Annual Return [Line Items]
Average Annual Return, Percent		4.03%								(7.02%)			(5.87%)
Without Sales Load [Member] | C000210838
Average Annual Return [Line Items]
Average Annual Return, Percent		18.52%								9.42%		9.46%
Without Sales Load [Member] | C000214548
Average Annual Return [Line Items]
Average Annual Return, Percent		12.78%								0.45%	1.41%
Without Sales Load [Member] | C000214539
Average Annual Return [Line Items]
Average Annual Return, Percent		23.14%								9.75%	10.58%
Without Sales Load [Member] | C000214985
Average Annual Return [Line Items]
Average Annual Return, Percent		24.72%								15.03%	17.33%
Without Sales Load [Member] | C000220776
Average Annual Return [Line Items]
Average Annual Return, Percent		16.87%							(8.28%)
Without Sales Load [Member] | C000222117
Average Annual Return [Line Items]
Average Annual Return, Percent		(24.39%)						(15.61%)
Without Sales Load [Member] | C000222332
Average Annual Return [Line Items]
Average Annual Return, Percent		24.56%						5.51%
Without Sales Load [Member] | C000226290
Average Annual Return [Line Items]
Average Annual Return, Percent		21.31%					7.14%
Without Sales Load [Member] | C000228454
Average Annual Return [Line Items]
Average Annual Return, Percent		4.92%				(22.10%)
Without Sales Load [Member] | C000228456
Average Annual Return [Line Items]
Average Annual Return, Percent		136.25%				(7.52%)
Without Sales Load [Member] | C000228457
Average Annual Return [Line Items]
Average Annual Return, Percent		(21.60%)				(37.42%)
Without Sales Load [Member] | C000229136
Average Annual Return [Line Items]
Average Annual Return, Percent		(12.88%)			(23.45%)
Without Sales Load [Member] | C000229137
Average Annual Return [Line Items]
Average Annual Return, Percent		(6.53%)			(19.73%)
Without Sales Load [Member] | C000241147
Average Annual Return [Line Items]
Average Annual Return, Percent		35.95%		26.87%
Without Sales Load [Member] | C000243865
Average Annual Return [Line Items]
Average Annual Return, Percent		45.89%	46.07%
Without Sales Load [Member] | C000249893
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.42%)
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (TR)
Average Annual Return, Percent		33.89%								15.77%								15.43%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		26.12%								11.36%									11.51%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		26.12%								11.36%							11.23%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		26.12%								11.36%							11.23%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		26.12%								11.36%							11.23%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (TR)
Average Annual Return, Percent		33.89%								15.77%						14.76%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		26.12%								11.36%					10.12%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		26.12%								11.36%				9.91%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		26.12%								11.36%			11.25%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		26.12%								11.36%		11.20%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		26.12%								11.36%	11.75%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		26.12%								11.36%	11.75%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		26.12%								11.36%	11.75%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		26.12%							12.46%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		26.12%						12.38%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		26.12%						12.38%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		26.12%					7.96%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		26.12%				6.90%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		26.12%				6.90%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		26.12%				6.90%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		26.12%			6.48%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		26.12%			6.48%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		26.12%		20.95%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		26.12%	22.95%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	4.14%
Indxx Millennials Thematic Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Indxx Millennials Thematic Index (USD)
Average Annual Return, Percent		44.18%								13.82%								15.22%
Indxx Aging Population Thematic Index (USD)^
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Indxx Aging Population Thematic Index (USD)^
Average Annual Return, Percent		19.83%								7.29%									10.12%
Indxx Global Robotics & Artificial Intelligence Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Indxx Global Robotics & Artificial Intelligence Index (NR) (USD)
Average Annual Return, Percent		26.55%								10.06%							11.19%
Indxx Global FinTech Thematic Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Indxx Global FinTech Thematic Index (USD)
Average Annual Return, Percent		53.13%								3.86%							11.81%
Indxx Global Internet of Things Thematic Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Indxx Global Internet of Things Thematic Index (USD)
Average Annual Return, Percent		12.75%								10.73%							12.53%
Indxx US Infrastructure Development Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Indxx US Infrastructure Development Index (USD)
Average Annual Return, Percent		47.07%								22.73%						16.82%
Solactive Autonomous & Electric Vehicles Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive Autonomous & Electric Vehicles Index (NR) (USD)
Average Annual Return, Percent		3.83%								12.12%					8.62%
Indxx Artifical Intelligence & Big Data Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Indxx Artifical Intelligence & Big Data Index (Net) (USD)
Average Annual Return, Percent		31.49%								18.47%				16.58%
Solactive Genomics Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive Genomics Index (NR) (USD)
Average Annual Return, Percent		4.76%								(6.55%)			(5.38%)
Indxx Global Cloud Computing Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Indxx Global Cloud Computing Index (USD)
Average Annual Return, Percent		19.33%								10.13%		10.16%
Solactive Thematic Growth Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive Thematic Growth Index (TR) (USD)
Average Annual Return, Percent		12.36%								0.19%	1.15%
Solactive Video Games & Esports Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive Video Games & Esports Index (NR) (USD)
Average Annual Return, Percent		23.80%								10.26%	11.09%
Indxx Cybersecurity Index (Net) (USD)^
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Indxx Cybersecurity Index (Net) (USD)^
Average Annual Return, Percent		25.26%								15.36%	17.66%
Solactive Telemedicine & Digital Health Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive Telemedicine & Digital Health Index (NR) (USD)
Average Annual Return, Percent		17.55%							(7.84%)
Indxx Global CleanTech Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Indxx Global CleanTech Index (USD)
Average Annual Return, Percent		(24.38%)						(15.93%)
Solactive Data Center REITs & Digital Infrastructure Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive Data Center REITs & Digital Infrastructure Index (NR) (USD)
Average Annual Return, Percent		25.45%						5.68%
Solactive Global Clean Water Industry Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive Global Clean Water Industry Index (NR) (USD)
Average Annual Return, Percent		21.94%					7.53%
Solactive AgTech & Food Innovation Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive AgTech & Food Innovation Index (NR) (USD)
Average Annual Return, Percent		5.41%				(21.80%)
Solactive Blockchain Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive Blockchain Index (NR) (USD)
Average Annual Return, Percent		135.46%				(8.57%)
Solactive Global Hydrogen Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive Global Hydrogen Index (NR) (USD)
Average Annual Return, Percent		(21.03%)				(37.06%)
Solactive Solar Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive Solar Index (NR) (USD)
Average Annual Return, Percent		(12.64%)			(23.09%)
Solactive Wind Energy Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive Wind Energy Index (NR) (USD)
Average Annual Return, Percent		(6.15%)			(19.38%)
Global X PropTech Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X PropTech Index (NR) (USD)
Average Annual Return, Percent		36.68%		27.45%
Global X Defense Tech Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Defense Tech Index (NR) (USD)
Average Annual Return, Percent		46.65%	46.83%
Global X Infrastructure Development ex-U.S. Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Infrastructure Development ex-U.S. Index (NR) (USD)
Average Annual Return, Percent	(3.25%)